Non Mineral Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Lease, Assets And Liabilities [Table Text Block]
Millions of Dollars
Carrying Amount
Operating
Leases
Finance
Leases
Amounts recognized in line items in our Consolidated
Balance Sheet upon adoption of ASC Topic 842
Right-of-Use Assets
Properties, plants and equipment
Gross $ 1,044
Accumulated depreciation, depletion and amortization (550)
Net properties, plants and equipment as of December

31, 2018
$ 494
Adoption of ASC Topic 842 as of January 1, 2019 $ 998
Lease Liabilities
Short-term debt $ 79
Long-term debt 698
Total finance leases debt as of December 31, 2018 $ 777
Adoption of ASC Topic 842 as of January 1, 2019 $ 998
Amounts recognized in line items in our Consolidated
Balance Sheet at December 31, 2019
Right-of-Use Assets
Properties, plants and equipment
Gross $ 1,039
Accumulated depreciation, depletion and amortization (649)
Net properties, plants and equipment
*
$ 390
Prepaid expenses and other current assets $ 40
Other assets 896
* Includes proportionately

consolidated finance lease assets

(net of accumulated depreciation,

depletion and amortization)

of $
335

million.
Millions of Dollars
Carrying Amount
Operating
Leases
Finance
Leases
Lease Liabilities
Short-term debt
*
$ 87
Other accruals $ 347
Long-term debt
*
633
Other liabilities and deferred credits 585
Total lease liabilities $ 932 $ 720
Short-term debt

and
long-term debt

include proportionately

consolidated finance lease liabilities of $
56

million and $
579

million, respectively.

Lease, Cost [Table Text Block]
The following table summarizes our lease costs for 2019:
Millions of Dollars
2019
Lease Cost
*
Operating lease cost $ 341
Finance lease cost
Amortization of right-of-use assets 99
Interest on lease liabilities 37
Short-term lease cost
**
77
Total lease cost
***
$ 554
*The amounts presented

in the table above have not been

adjusted to reflect amounts

recovered

or reimbursed from

oil and gas coventurers.

**Short-term leases

are not recorded

on our consolidated balance sheet.

Our future
short-term lease commitments

amount to $
31

million, of

which $
18

million is related to leases

whose terms have not yet

commenced as of December

31, 2019.
***Variable

lease cost and sublease income are

immaterial for the period presented

and therefore

are not included in the table

above
.
The following table summarizes the lease terms and discount

rates:
December 31, 2019
Lease Term and Discount Rate
Weighted-average term (years)
Operating leases 5.19
Finance leases 8.70
Weighted-average discount rate (percent)
Operating leases 3.10
Finance leases 5.53
The following table summarizes other lease information

for 2019:
Millions of Dollars
2019
Other Information
*
Cash paid for amounts included in the measurement

of lease liabilities
Operating cash flows from operating leases $ 203
Operating cash flows from finance leases 27
Financing cash flows from finance leases 81
Right-of-use assets obtained in exchange for operating

lease liabilities
$ 499
Right-of-use assets obtained in exchange for finance

lease liabilities
26
*The amounts presented

in the table above have not been adjusted

to reflect amounts recovered

or reimbursed from

oil and gas coventurers.

In
addition,

pursuant to other applicable

accounting guidance, lease payments made

in connection with preparing

another asset for its intended use
are reported

in the "Cash Flows From Investing

Activities" section of our consolidated

statement of cash flows.

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
The following table summarizes future lease payments

for operating and finance leases at December

31, 2019:
Millions of Dollars
Operating
Leases
Finance

Leases
Maturity of Lease Liabilities
2020 $ 348 120
2021 247 104
2022 130 102
2023 82 88
2024 63 84
Remaining years 149 382
Total
*
1,019 880
Less: portion representing imputed interest (87) (160)
Total lease liabilities $ 932 720
*Future lease payments

for operating and finance leases

commencing on or after January

1, 2019, also include payments

related to non

-lease
components in accordance

with our election to adopt the

optional practical expedient not to separate

lease components apart from

non-lease
components for accounting

purposes.

In addition, future

payments related to operating

and finance leases proportionately

consolidated by the
company have been included

in the table on a proportionate

basis consistent with our respective

ownership interest

in the underlying investee
company or oil and gas

venture.

Finance Lease, Liability, Maturity [Table Text Block]
The following table summarizes future lease payments

for operating and finance leases at December

31, 2019:
Millions of Dollars
Operating
Leases
Finance

Leases
Maturity of Lease Liabilities
2020 $ 348 120
2021 247 104
2022 130 102
2023 82 88
2024 63 84
Remaining years 149 382
Total
*
1,019 880
Less: portion representing imputed interest (87) (160)
Total lease liabilities $ 932 720
*Future lease payments

for operating and finance leases

commencing on or after January

1, 2019, also include payments

related to non

-lease
components in accordance

with our election to adopt the

optional practical expedient not to separate

lease components apart from

non-lease
components for accounting

purposes.

In addition, future

payments related to operating

and finance leases proportionately

consolidated by the
company have been included

in the table on a proportionate

basis consistent with our respective

ownership interest

in the underlying investee
company or oil and gas

venture.

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
At December 31, 2018, future minimum payments

due under finance (capital) leases pursuant

to
ASC Topic 840 were:
Millions
of Dollars
2019 $ 118
2020 116
2021 100
2022 98
2023 87
Remaining years 453
Total 972
Less: portion representing imputed interest (195)
Capital lease obligations $ 777

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
At December 31, 2018, future undiscounted minimum

rental payments due under noncancelable operating
leases pursuant to ASC Topic 840 were:
Millions
of Dollars
2019 $ 248
2020 425
2021 136
2022 319
2023 54
Remaining years 212
Total 1,394
Less: income from subleases (7)
Net minimum operating lease payments $ 1,387

Schedule of Rent Expense [Table Text Block]	For the years ended December 31, operating lease rental expense pursuant to ASC Topic 840 was: Millions of Dollars 2018 2017 Total rentals $ 253 264 Less: sublease rentals (16) (20) $ 237 244